Geographical Sales and Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segments, Geographical Areas [Abstract]
Schedule of revenues by major geographical area
	For the year ended December 31,
	2019	2018
Domestic Sales	$52,272,434	$60,016,626
International Sales	128,410	196,462
Total	$52,400,844	$60,213,088